CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Treasury stock, common, shares	14,907,047	14,907,047
Class A ordinary shares
Common stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	268,202,667	268,202,667
Common stock, shares outstanding	254,276,963	252,501,213
Class B ordinary shares
Common stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580